Convertible Promissory Notes - Additional Information (Detail) - Convertible Promissory Notes [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Convertible promissory notes issued			$ 6.5	$ 0.5
Accrued interest rate		6.00%
Total outstanding principal and accrued interest on notes	$ 7.2
Series A- Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares issued in lieu of outstanding principal and accrued interest on notes	7,163,984
Conversion price per share	$ 1.00